Equity (Share-based Payments to Employees, Non-marketable Options) (Details)	12 Months Ended
Dec. 31, 2019 shares
Non-marketable options [Member] | Officers and senior employees [Member] | August 6, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,993,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018
Expiration date	Two years from the vesting date.
Non-marketable options [Member] | Officers and senior employees [Member] | May 12, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,729,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
Non-marketable options [Member] | Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,035,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Non-marketable options [Member] | Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,868,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Non-marketable options [Member] | Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	5,554,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	March 6, 2025
Non-marketable options [Member] | Former CEO [Member] | December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	367,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018
Expiration date	Two years from the vesting date.
Non-marketable options [Member] | Former CEO [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	530,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
Non-marketable options [Member] | Former CEO [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	625,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Non-marketable options [Member] | Former CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	114,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	February 14, 2024
Non-marketable options [Member] | Former chairman of BOD [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	404,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
Non-marketable options [Member] | Former chairman of BOD [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	186,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Non-marketable options [Member] | Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	165,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Non-marketable options [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	403,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	August 20, 2025
Non-marketable options [Member] | CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	385,000
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	May 14, 2025
Non-marketable options [Member] | CEO [Member] | June 27, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,500
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable options [Member] | Officers and senior manager [Member] | April 15, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	13,200
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable options [Member] | Chairman of BOD [Member] | May 29, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	2,200	[1]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.	[1]
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	[1]
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the issuance date. (2) half at the end of 36 months after the issuance date.	[1]
Expiration date	5 years after the issuance date	[1]
Restricted shares [Member] | Officers and senior employees [Member] | August 6, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	922,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	[2]
Restricted shares [Member] | Officers and senior employees [Member] | May 12, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	1,194,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	990,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	2,211,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	1,726,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former CEO [Member] | December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	86,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	[2]
Restricted shares [Member] | Former CEO [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	90,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former CEO [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	185,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	38,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO) [Member] | February 26, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	99,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018	[2]
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | December 23, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	121,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) One third on December 23, 2016 (2) One third on December 23, 2017 (3) One third on December 23, 2018	[2]
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	137,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	88,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	Acceleration at January 2019.	[2]
Restricted shares [Member] | ICLs Directors (excluding ICLs Chairman of the BOD) [Member] | January 3, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	146,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former chairman of BOD [Member] | June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	68,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former chairman of BOD [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	55,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	53,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	47,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]
Restricted shares [Member] | CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	121,000
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[2]

[1]	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.
[2]	The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.